Taxation - Deferred tax assets and liabilities - Components (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation
Net operating loss carry forward		¥ 103,533	¥ 100,354
Allowance for doubtful accounts		145,428	149,713
Payroll and accrued expenses		2,943	3,847
Deductible advertisement expenses		6,685	4,824
Long-term equity investment impairment		49,793	34,399
Intangible assets		29,771	31,545
Gross deferred tax assets		338,153	324,682
Less: Valuation allowance		(338,153)	¥ (324,682)	¥ (135,790)
Net deferred tax assets		0
Identifiable intangible assets		0
Net deferred tax assets		0
Deferred tax assets, net		0
Deferred tax liabilities		¥ 0
Consideration from intangible assets transferred | $	$ 141.5